UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: The Paramount Building, 18C
         139 North County Road
         Palm Beach, FL  33480

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-653-8335

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     Palm Beach, FL     April 21, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $134,771 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      212     4998 SH       SOLE                     4998        0        0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     4790    72300 SH       SOLE                    72300        0        0
AMERICAN INTL GROUP INC        COM              026874107     7544   114150 SH       SOLE                   114150        0        0
AMGEN INC                      COM              031162100     5012    68900 SH       SOLE                    68900        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      765      254 SH       SOLE                      254        0        0
CORNING INC                    COM              219350105     2396    89000 SH       SOLE                    89000        0        0
EXXON MOBIL CORP               COM              30231G102      351     5772 SH       SOLE                     5772        0        0
FAIR ISAAC CORP                COM              303250104     6403   161610 SH       SOLE                   161610        0        0
GENERAL ELECTRIC CO            COM              369604103     1477    42470 SH       SOLE                    42470        0        0
GILEAD SCIENCES INC            COM              375558103     5040    81000 SH       SOLE                    81000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      299     3624 SH       SOLE                     3624        0        0
JDS UNIPHASE CORP              COM              46612J101      125    30000 SH       SOLE                    30000        0        0
JOHNSON & JOHNSON              COM              478160104    16510   278785 SH       SOLE                   278785        0        0
JP MORGAN CHASE & CO           COM              46625H100     4207   101025 SH       SOLE                   101025        0        0
MICROSOFT CORP                 COM              594918104     1650    60654 SH       SOLE                    60654        0        0
ONLINE RES CORP                COM              68273G101    13916  1070462 SH       SOLE                  1070462        0        0
ORACLE CORP                    COM              68389X105     3646   266300 SH       SOLE                   266300        0        0
PFIZER INC                     COM              717081103      787    31565 SH       SOLE                    31565        0        0
QUALCOMM INC                   COM              747525103     7946   157000 SH       SOLE                   157000        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105    11189   235800 SH       SOLE                   235800        0        0
SCHLUMBERGER LTD               COM              806857108    11267   178040 SH       SOLE                   178040        0        0
ST JUDE MED INC                COM              790849103     6388   155800 SH       SOLE                   155800        0        0
SUN MICROSYSTEMS INC           COM              866810104     5921  1154250 SH       SOLE                  1154250        0        0
SUNCOR ENERGY INC              COM              867229106    10864   141050 SH       SOLE                   141050        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     3761   102800 SH       SOLE                   102800        0        0
WORLD MOBILE NETW COM          COMMON           98153J107       21    58900 SH       SOLE                    58900        0        0
ZIMMER HLDGS INC               COM              98956P102     2284    33789 SH       SOLE                    33789        0        0